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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
 ______________________________
FORM ABS-15G
 ______________________________
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2019 to June 30, 2019

Date of Report (Date of earliest event reported):
N/A
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 Capital One Auto Receivables, LLC
(Exact name of securitizer as specified in its charter)
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333-226529	0001133438
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)
Christy L. Freer-Greene, Esq., Capital One Financial Corporation, Senior Director, Associate General Counsel
(703) 720-1000
Name and telephone number, including area code, of the person to contact in connection with this filing
 _______________________________________________________________________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☒
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:___________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________

Central Index Key Number of underwriter (if applicable): ____________

_______________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Capital One Auto Receivables, LLC (Securitizer)

By:	/s/ Thomas A. Feil
Name:	Thomas A. Feil
Title:	President
Date: July 29, 2019